Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
Research and development	$ (813)	$ (927)	$ (1,071)
Selling and marketing	(45)	(44)	(47)
General and administrative	(1,749)	(1,085)	(1,679)
Total operating expenses	(2,607)	(2,056)	(2,797)
Loss from operations	(2,607)	(2,056)	(2,797)
Other incomes (expenses):
Interest income	610	7	56
Interest expenses	(2,539)	(1,035)	(757)
Other (losses) gains, net	(135)	65	(902)
Total other expenses, net	(2,064)	(963)	(1,603)
Loss before income tax	(4,671)	(3,019)	(4,400)
Income tax expense
Net loss	(4,671)	(3,019)	(4,400)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil tax	(439)	573	(42)
Total comprehensive loss	$ (5,110)	$ (2,446)	$ (4,442)
Net loss per share:
Basic (in Dollars per share)	$ (0.06)	$ (0.04)	$ (0.06)
Diluted (in Dollars per share)	$ (0.06)	$ (0.04)	$ (0.06)
Weighted average shares outstanding (in thousands):
Basic (in Shares)	73,011	71,567	71,567
Diluted (in Shares)	73,011	71,567	71,567